Note 6 - Employee Incentive Schemes (Details Textual) - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)	8,898,450	1,911,450
Allocated Share Based Compensation Income (Expense)	$ 173,232	$ 421,750
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 1,324,256	$ 0
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Shares Issued upon Exercise (in shares)	1
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	7,594,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0.29	$ 0.46
Restricted Stock [Member]
Share Based Compensation, Shares Granted to Employees Annually, Value Per Employee	$ 1,000
Share Based Compensation Arrangement by Share Based Payment, Award Trading Limitation Period (Year)	3 years
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)	0	0
Zero Priced Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in AUD per share)	$ 0